Derivatives, Notional or Contractual Amounts and Fair Values of Derivatives (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Fair value asset derivatives	$ 34,560	$ 36,355
Fair value asset derivatives, netting	(23,790)	(24,127)
Net amounts in consolidated balance sheet, asset	10,770	12,228
Fair value liability derivatives	32,047	34,298
Fair value liability derivatives, netting	(23,548)	(25,502)
Net amounts in consolidated balance sheet, liability	8,499	8,796
Interest rate contract [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Fair value asset derivatives, netting	(12,029)	(11,929)
Net amounts in consolidated balance sheet, asset	6,406	5,701
Fair value liability derivatives, netting	(13,152)	(13,226)
Net amounts in consolidated balance sheet, liability	3,156	2,246
Commodity contract [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Fair value asset derivatives, netting	(849)	(966)
Net amounts in consolidated balance sheet, asset	739	1,388
Fair value liability derivatives, netting	(727)	(648)
Net amounts in consolidated balance sheet, liability	1,609	687
Equity contract [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Fair value asset derivatives, netting	(5,318)	(4,233)
Net amounts in consolidated balance sheet, asset	2,227	2,774
Fair value liability derivatives, netting	(3,877)	(4,041)
Net amounts in consolidated balance sheet, liability	2,133	4,460
Foreign exchange contract [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Fair value asset derivatives, netting	(5,355)	(6,656)
Net amounts in consolidated balance sheet, asset	1,359	2,317
Fair value liability derivatives, netting	(5,522)	(7,189)
Net amounts in consolidated balance sheet, liability	1,591	1,379
Credit Contracts Protection Sold [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Fair value asset derivatives, netting	(73)	(145)
Net amounts in consolidated balance sheet, asset	3	2
Fair value liability derivatives, netting	(180)	(204)
Net amounts in consolidated balance sheet, liability	2	10
Credit Contracts Protection Purchased [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Fair value asset derivatives, netting	(166)	(198)
Net amounts in consolidated balance sheet, asset	36	46
Fair value liability derivatives, netting	(90)	(194)
Net amounts in consolidated balance sheet, liability	8	14
Designated as Hedging Instrument [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Fair value asset derivatives	2,810	3,974
Fair value liability derivatives	2,012	2,229
Designated as Hedging Instrument [Member] | Interest rate contract [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Notional or contractual amount	177,511	209,677
Fair value asset derivatives	2,237	2,492
Fair value liability derivatives	636	1,092
Designated as Hedging Instrument [Member] | Interest rate contract [Member] | Basis swap [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Notional or contractual amount	0	500
Designated as Hedging Instrument [Member] | Foreign exchange contract [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Notional or contractual amount	34,176	34,135
Fair value asset derivatives	573	1,482
Fair value liability derivatives	1,376	1,137
Designated as Hedging Instrument [Member] | Foreign exchange contract [Member] | Basis swap [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Notional or contractual amount	11,200	13,500
Not Designated as Hedging Instrument [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Fair value asset derivatives	31,750	32,381
Fair value liability derivatives	30,035	32,069
Economic hedges [Member] | Not Designated as Hedging Instrument [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Fair value asset derivatives	2,463	990
Fair value liability derivatives	528	648
Economic hedges [Member] | Not Designated as Hedging Instrument [Member] | Interest rate contract [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Notional or contractual amount	173,215	220,558
Fair value asset derivatives	849	159
Fair value liability derivatives	369	201
Economic hedges [Member] | Not Designated as Hedging Instrument [Member] | Equity contract [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Notional or contractual amount	13,920	12,315
Fair value asset derivatives	1,362	716
Fair value liability derivatives	79	138
Economic hedges [Member] | Not Designated as Hedging Instrument [Member] | Foreign exchange contract [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Notional or contractual amount	19,521	15,976
Fair value asset derivatives	225	78
Fair value liability derivatives	80	309
Economic hedges [Member] | Not Designated as Hedging Instrument [Member] | Credit Contracts Protection Purchased [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Notional or contractual amount	100	111
Fair value asset derivatives	27	37
Fair value liability derivatives	0	0
Customer accommodation, trading, and other derivatives [Member] | Not Designated as Hedging Instrument [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Fair value asset derivatives	29,287	31,391
Fair value liability derivatives	29,507	31,421
Customer accommodation, trading, and other derivatives [Member] | Not Designated as Hedging Instrument [Member] | Interest rate contract [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Notional or contractual amount	9,162,821	6,434,673
Fair value asset derivatives	15,349	14,979
Fair value liability derivatives	15,303	14,179
Customer accommodation, trading, and other derivatives [Member] | Not Designated as Hedging Instrument [Member] | Commodity contract [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Notional or contractual amount	66,173	62,530
Fair value asset derivatives	1,588	2,354
Fair value liability derivatives	2,336	1,335
Customer accommodation, trading, and other derivatives [Member] | Not Designated as Hedging Instrument [Member] | Equity contract [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Notional or contractual amount	217,890	213,750
Fair value asset derivatives	6,183	6,291
Fair value liability derivatives	5,931	8,363
Customer accommodation, trading, and other derivatives [Member] | Not Designated as Hedging Instrument [Member] | Foreign exchange contract [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Notional or contractual amount	364,982	362,896
Fair value asset derivatives	5,916	7,413
Fair value liability derivatives	5,657	7,122
Customer accommodation, trading, and other derivatives [Member] | Not Designated as Hedging Instrument [Member] | Credit Contracts Protection Sold [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Notional or contractual amount	11,741	9,021
Fair value asset derivatives	76	147
Fair value liability derivatives	182	214
Customer accommodation, trading, and other derivatives [Member] | Not Designated as Hedging Instrument [Member] | Credit Contracts Protection Purchased [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Notional or contractual amount	20,880	17,406
Fair value asset derivatives	175	207
Fair value liability derivatives	$ 98	$ 208